UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04000
SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
     CALVERT SHORT-TERM GOVERNMENT FUND
     SCHEDULE OF INVESTMENTS
     DECEMBER 31, 2008

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agency Mortgage-Backed Securities - 43.3%
Fannie Mae:
5.00%, 1/1/09	$19,037	$19,062
5.00%, 2/1/09	20,517	20,545
5.50%, 5/1/12	111,406	115,585
4.00%, 5/25/16	79,443	79,425
4.50%, 8/25/18	1,960,256	1,983,016
6.00%, 2/25/21	850,157	853,409
7.00%, 12/1/29	524,262	551,098
5.373%, 3/1/31 (r)	134,128	130,932
5.50%, 11/25/31	989,594	1,009,343
5.008%, 8/1/32 (r)	134,321	132,036
Freddie Mac:
4.00%, 10/15/16	897,398	904,363
5.00%, 5/1/18	252,237	260,390
4.50%, 1/15/20	1,924,262	1,953,580
4.50%, 1/15/26	76,689	76,783
6.00%, 3/15/27	729,563	736,302
5.50%, 6/15/27	1,973,756	1,995,377
5.00%, 11/15/28	1,177,373	1,199,573
1.545%, 11/15/32 (r)	532,879	529,827
1.595%, 10/15/34 (r)	533,563	508,539
1.495%, 3/15/35 (r)	1,156,716	1,119,452
1.445%, 7/15/35 (r)	1,737,260	1,658,489

Total U.S. Government Agency Mortgage-Backed Securities (Cost $15,898,648)		15,837,126

U.S. Treasury - 10.7%
United States Treasury Notes:
3.00%, 2/15/09	2,000,000	2,005,937
4.25%, 1/15/10	1,931,505	1,895,893

Total U.S. Treasury (Cost $3,997,186)		3,901,830

TOTAL INVESTMENTS (Cost $19,895,834) - 54.0%		19,738,956
Other assets and liabilities, net - 46.0%		16,820,478

NET ASSETS - 100%		$36,559,434

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
2 Year U.S. Treasury Notes	14	03/09	$3,052,875	$438
30 Year U.S. Treasury Bonds	4	03/09	552,188	9,187

Total Sold				$9,625

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	SHARES	VALUE

EQUITY SECURITIES - 98.2%
Aerospace & Defense - 3.6%
Boeing Co.	80	$3,414
Lockheed Martin Corp.	50	4,204
Raytheon Co.	210	10,718
United Technologies Corp.	140	7,504

		25,840

Air Freight & Logistics - 1.1%
FedEx Corp.	120	7,698

Beverages - 3.3%
Coca-Cola Co.	100	4,527
PepsiCo, Inc.	360	19,717

		24,244

Biotechnology - 5.6%
Celgene Corp.*	210	11,609
Genentech, Inc.*	170	14,095
Gilead Sciences, Inc.*	290	14,830

		40,534

	SHARES	VALUE

Capital Markets - 2.2%
Charles Schwab Corp.	100	1,617
Eaton Vance Corp.	180	3,782
Goldman Sachs Group, Inc.	90	7,595
T. Rowe Price Group, Inc.	90	3,189

		16,183

Chemicals - 2.5%
Monsanto Co.	120	8,442
Praxair, Inc.	160	9,498

		17,940

Commercial Services & Supplies - 0.5%
Corrections Corp. of America*	210	3,436

Communications Equipment - 3.9%
Cisco Systems, Inc.*	960	15,648
Juniper Networks, Inc.*	190	3,327
QUALCOMM, Inc.	260	9,316

		28,291

Computers & Peripherals - 8.0%
Apple, Inc.*	280	23,898
Hewlett-Packard Co.	400	14,516
International Business Machines Corp.	230	19,357

		57,771

Construction & Engineering - 0.6%
Fluor Corp.	90	4,038

Consumer Finance - 0.7%
American Express Co.	290	5,380

Diversified Consumer Services - 0.4%
Apollo Group, Inc.*	40	3,065

Diversified Financial Services - 1.5%
Bank of America Corp.	160	2,253
CME Group, Inc.	40	8,324

		10,577

	SHARES	VALUE

Electric Utilities - 1.6%
Exelon Corp.	100	5,561
FPL Group, Inc.	120	6,040

		11,601

Electrical Equipment - 2.1%
First Solar, Inc.*	30	4,139
Roper Industries, Inc.	260	11,286

		15,425

Electronic Equipment & Instruments - 0.5%
Dolby Laboratories, Inc.*	120	3,931

Energy Equipment & Services - 3.3%
Cameron International Corp.*	170	3,485
Helmerich & Payne, Inc.	100	2,275
National Oilwell Varco, Inc.*	240	5,866
Schlumberger Ltd.	210	8,889
Transocean Ltd.*	80	3,780

		24,295

Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	140	7,350
SYSCO Corp.	160	3,670
Walgreen Co.	140	3,454
Wal-Mart Stores, Inc.	350	19,621

		34,095

Food Products - 0.5%
General Mills, Inc.	60	3,645

Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	190	10,182
Becton Dickinson & Co.	150	10,259
Medtronic, Inc.	110	3,456
St. Jude Medical, Inc.*	170	5,603
Varian Medical Systems, Inc.*	150	5,256

		34,756

Health Care Providers & Services - 1.3%
Laboratory Corp. of America Holdings*	50	3,221
Medco Health Solutions, Inc.*	140	5,867

		9,088

	SHARES	VALUE

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc.*	80	4,958
McDonald’s Corp.	180	11,194

		16,152

Household Products - 3.1%
Colgate-Palmolive Co.	70	4,798
Procter & Gamble Co.	290	17,928

		22,726

Industrial Conglomerates - 2.4%
3M Co.	120	6,905
General Electric Co.	670	10,854

		17,759

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	150	7,692

Internet Software & Services - 2.7%
Google, Inc.*	52	15,998
Yahoo!, Inc.*	270	3,294

		19,292

IT Services - 1.5%
Accenture Ltd.	180	5,902
Western Union Co.	350	5,019

		10,921

Life Sciences — Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.*	210	7,155

Machinery - 1.7%
Illinois Tool Works, Inc.	150	5,258
Parker Hannifin Corp.	160	6,806

		12,064

Media - 1.4%
Comcast Corp.	310	5,233
Walt Disney Co.	220	4,992

		10,225

Metals & Mining - 1.0%
Newmont Mining Corp.	90	3,663
Nucor Corp.	80	3,696

		7,359

	SHARES	VALUE

Multiline Retail - 1.5%
Kohl’s Corp.*	90	3,258
Target Corp.	220	7,597

		10,855

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	190	14,054
Devon Energy Corp.	80	5,257
Hess Corp.	50	2,682
Occidental Petroleum Corp.	140	8,399
Peabody Energy Corp.	150	3,412
XTO Energy, Inc.	100	3,527

		37,331

Pharmaceuticals - 3.3%
Abbott Laboratories, Inc.	380	20,280
Novartis AG (ADR)	80	3,981

		24,261

Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	120	9,085
Genesee & Wyoming, Inc.*	180	5,490

		14,575

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	1,420	20,817

Software - 6.7%
Adobe Systems, Inc.*	260	5,535
ANSYS, Inc.*	110	3,068
Microsoft Corp.	1,340	26,050
Oracle Corp.*	610	10,815
Salesforce.com, Inc.*	100	3,201

		48,669

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	100	3,365
Lowe’s Co.’s, Inc.	150	3,228
Urban Outfitters, Inc.*	260	3,895

		10,488

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.*	160	3,323
Nike, Inc., Class B	60	3,060

		6,383

	SHARES	VALUE

Thrifts & Mortgage Finance - 1.1%
People’s United Financial, Inc.	470	8,380

Tobacco - 2.5%
Altria Group, Inc.	190	2,861
Philip Morris International, Inc.	360	15,664

		18,525

Total Equity Securities (Cost $899,010)		713,462

TOTAL INVESTMENTS (Cost $899,010) - 98.2%		713,462
Other assets and liabilities, net - 1.8%		12,738

NET ASSETS - 100%		$726,200

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
	AMOUNT	VALUE

Asset-Backed Securities - 0.0%
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)	$109,297	$601

Total Asset-Backed Securities (Cost $94,360)		601

Corporate Bonds - 86.4%
American Greetings Corp., 7.375%, 6/1/16 (b)	40,000	30,000
American Railcar Industries, Inc., 7.50%, 3/1/14	150,000	99,000
ARAMARK Corp., 8.50%, 2/1/15	600,000	543,000
Bausch & Lomb, Inc., 9.875%, 11/1/15 (e)	250,000	190,625

	PRINCIPAL
	AMOUNT	VALUE

Chemtura Corp., 6.875%, 6/1/16	200,000	103,000
Chesapeake Energy Corp., 6.625%, 1/15/16	500,000	395,000
Community Health Systems, Inc., 8.875%, 7/15/15	350,000	322,000
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	315,000
Constellation Brands, Inc., 7.25%, 9/1/16	500,000	472,500
CSC Holdings, Inc., 7.625%, 4/1/11 (b)	500,000	471,250
DaVita, Inc., 7.25%, 3/15/15	125,000	118,750
Del Monte Corp., 6.75%, 2/15/15	250,000	217,500
DirecTV Holdings LLC, 7.625%, 5/15/16	250,000	240,000
DISH DBS Corp., 6.625%, 10/1/14	250,000	208,750
DRS Technologies, Inc., 7.625%, 2/1/18	125,000	126,250
Edison Mission Energy, 7.50%, 6/15/13	500,000	455,000
Fairpoint Communications, Inc., 13.125%, 4/1/18 (e)	500,000	235,000
Ford Motor Credit Co. LLC, 5.80%, 1/12/09	375,000	373,938
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	350,000	287,875
Frontier Communications Corp.:
9.25%, 5/15/11	250,000	235,000
6.25%, 1/15/13	250,000	213,125
General Motors Corp., 7.70%, 4/15/16	250,000	46,250
Georgia-Pacific LLC, 7.125%, 1/15/17 (e)	500,000	420,000
Hanesbrands, Inc., 5.698%, 12/15/14 ®	500,000	350,000
Harland Clarke Holdings Corp., 9.50%, 5/15/15	250,000	95,000
HCA, Inc., 9.25%, 11/15/16	500,000	457,500
Hertz Corp., 8.875%, 1/1/14	250,000	152,500
Idearc, Inc., 8.00%, 11/15/16 (b)	500,000	40,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	600,000	546,000
ION Media Networks, Inc., 11.00%, 7/31/13 (b)	493,849	1,234
iPCS, Inc., 5.318%, 5/1/13 ®	600,000	426,000
Iron Mountain, Inc., 7.75%, 1/15/15	300,000	269,250
Jarden Corp., 7.50%, 5/1/17	250,000	170,000
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	300,000	224,250
L-3 Communications Corp., 6.125%, 7/15/13	250,000	226,875
Lamar Media Corp., 6.625%, 8/15/15	100,000	72,750
MGM Mirage, 6.75%, 9/1/12	500,000	350,000
Momentive Performance Materials, Inc., 9.75%, 12/1/14	500,000	225,000
Newfield Exploration Co., 6.625%, 9/1/14	500,000	410,000
Nexstar Finance Holdings LLC, 11.375%, 4/1/13 ®	319,590	135,826
NRG Energy, Inc., 7.25%, 2/1/14	500,000	467,500
PetroHawk Energy Corp., 7.875%, 6/1/15 (e)	250,000	185,000
Petroplus Finance Ltd., 7.00%, 5/1/17 (e)	600,000	366,000
Pride International, Inc., 7.375%, 7/15/14 (b)	400,000	362,000
Qwest Communications International, Inc., 7.50%, 2/15/14 (b)	500,000	345,000
R.H. Donnelley Corp., 6.875%, 1/15/13 (b)	500,000	65,000
Range Resources Corp., 7.375%, 7/15/13	178,000	155,305
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	250,000	200,397
Rock-Tenn Co., 9.25%, 3/15/16 (e)	250,000	231,250
Scientific Games Corp., 7.875%, 6/15/16 (e)	500,000	386,250

	PRINCIPAL
	AMOUNT	VALUE

Sungard Data Systems, Inc., 9.125%, 8/15/13 (b)	250,000	211,875
Ventas Realty LP, 7.125%, 6/1/15	150,000	117,000
Videotron Ltee, 9.125%, 4/15/18 (e)	500,000	465,000
Warnaco, Inc., 8.875%, 6/15/13	350,000	318,500
Windstream Corp., 8.625%, 8/1/16	300,000	267,000
Xerox Corp., 6.35%, 5/15/18	500,000	388,432

Total Corporate Bonds (Cost $19,786,018)		14,802,507

	SHARES

Equity Securities - 0.7%
Avado Brands, Inc. (b)*	9,462	95
Intermet Corp. (b)*	6,346	64
ION Media Networks, Inc., Series B, Preferred (b)*	6	8
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	—
Qwest Communications International, Inc.	10,000	36,400
Simonds Industries, Inc. (b)*	2,746	84,192

Total Equity Securities (Cost $1,366,778)		120,759

Mutual Funds - 3.4%
Eaton Vance Senior Floating-Rate Trust	28,184	219,835
Pioneer Floating Rate Trust	28,500	200,355
Van Kampen Senior Income Trust	59,000	151,040

Total Mutual Funds (Cost $1,184,036)		571,230

TOTAL INVESTMENTS (Cost $22,431,192) - 90.5%		15,495,097
Other assets and liabilities, net - 9.5%		1,633,630

NET ASSETS - 100%		$17,128,727

(b)	This security was valued by the Board of Directors. See Note A

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w)	Security is in default and is no longer accruing interest.

*	Non-income producing security.
Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Summit Mutual Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with sixteen separate portfolios; three of which are reported herein: High Yield, Short-Term Government, and Large Cap Growth. High Yield is registered as a non-diversified portfolio. Short-Term Government and Large Cap Growth are registered as diversified portfolios. The operations of each series are accounted for separately. High Yield, Short-Term Government, and Large Cap Growth each offer Class A and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, and 2.75% for Large Cap Growth, High Yield, and Short-Term Government, respectively. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
On December 12, 2008, Calvert Asset Management Company, Inc. (“CAMCO”) consummated a transaction with Summit Investment Partners, Inc. (“Summit”), an affiliated entity, whereby CAMCO acquired Summit’s mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value.

The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2008:

	Total Investments	% of Net Assets

High Yield	$1,611,319	9.4%
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
High Yield Valuation Inputs	Securities
Level 1 - Quoted Prices	$607,630
Level 2 - Other Significant Observable Inputs	13,276,148
Level 3 - Significant Unobservable Inputs	1,611,319
Total	$15,495,097
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
High Yield	Securities
Balance as of 9/30/08	$87,587
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,628)
Net purchases (sales)	—
Transfers in and/ or out of Level 3	1,526,360
Balance as of 12/31/08	$1,611,319
For the period ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities for High Yield that would be included in the change in net assets was $467,126.

	Investments in	Other Financial
Short-Term Government Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$3,901,830	$9,625
Level 2 - Other Significant Observable Inputs	15,837,126	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$19,738,956	$9,625

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Investments in
Large Cap Growth Valuation Inputs	Securities
Level 1 - Quoted Prices	$713,462
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$713,462
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.

The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
Portfolio Securities Lending: During the year, the Funds had lent their securities to approved brokers to earn additional income and received cash and/or securities as collateral to secure the loans. The Securities Lending program ended in November 2008.

NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2008, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

		Short-Term	Large Cap
	High Yield	Government	Growth

Federal income tax cost of investments	$22,431,192	$19,895,834	$906,185

Unrealized appreciation	110,624	115,020	10,595

Unrealized depreciation	(7,046,719)	(271,898)	(203,318)

Net unrealized appreciation/ (depreciation)	$(6,936,095)	$(156,878)	$(192,723)
Capital Loss Carryforwards

		Short-Term	Large Cap
Expiration Date	High Yield	Government	Growth

30-Sep-09	$17,437,311

30-Sep-10	1,527,322

30-Sep-11	1,025,886	$14,885

30-Sep-12	791,075	192,583

30-Sep-13	—	23,304

30-Sep-14	—	41,423

30-Sep-15	476,585	—

30-Sep-16	—	207	$8,167

	$21,258,179	$272,402	$8,167

Capital losses may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) On December 12, 2008, Calvert Asset Management Company, Inc (“CAMCO”) consummated a transaction with Summit Investment Partners, Inc. (“Summit”) whereby CAMCO acquired Summit’s mutual fund business. In connection with this transaction, the registrant adopted Calvert’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUMMIT MUTUAL FUNDS, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date: February 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date: February 26, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: February 26, 2009